Investec Ernst & Company
One Battery Park Plaza, 7th Fl
New York, New York 10004
(212) 898-7290



                                   May 7, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Equity Securities Trust, Series 22
                        High Yield Symphony Series
                        File No. 333-69255
                        ----------------------------------

Gentlemen:

            As Sponsor of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2002 and became effective April 30, 2002 pursuant to Rule 485(b).

                                    Equity Securities Trust, Series 22
                                    High Yield Symphony Series


                                    Investec Ernst & Company


                                    By:    /S/ PETER J. DEMARCO
                                          ---------------------
                                          Peter J. DeMarco
                                          Authorized Signatory